Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,018,814.79

Principal:
Principal Collections	$18,459,013.40
Prepayments in Full	$11,979,066.24
Liquidation Proceeds	$407,257.02
Recoveries	$11,351.38
Sub Total	$30,856,688.04
Collections	$33,875,502.83

Purchase Amounts:
Purchase Amounts Related to Principal	$116,607.04
Purchase Amounts Related to Interest	$624.86
Sub Total	$117,231.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,992,734.73

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,992,734.73
Servicing Fee	$702,178.04	$702,178.04	$0.00	$0.00	$33,290,556.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,290,556.69
Interest - Class A-2 Notes	$103,644.80	$103,644.80	$0.00	$0.00	$33,186,911.89
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$33,048,276.89
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$32,994,894.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,994,894.64
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$32,968,331.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,968,331.64
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$32,946,765.64
Third Priority Principal Payment	$7,828,837.02	$7,828,837.02	$0.00	$0.00	$25,117,928.62
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$25,083,387.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,083,387.95
Regular Principal Payment	$27,731,810.21	$25,083,387.95	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,992,734.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$7,828,837.02
Regular Principal Payment					$25,083,387.95
Total					$32,912,224.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,912,224.97	$96.04	$103,644.80	$0.30	$33,015,869.77	$96.34
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$32,912,224.97	$30.67	$378,331.72	$0.35	$33,290,556.69	$31.02

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$310,934,386.72	0.9073078	$278,022,161.75	0.8112698
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$806,384,386.72	0.7514882	$773,472,161.75	0.7208165

Pool Information
Weighted Average APR	4.254%	4.245%
Weighted Average Remaining Term	51.56	50.74
Number of Receivables Outstanding	40,387	39,282
Pool Balance	$842,613,645.62	$811,470,093.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$807,309,380.17	$777,515,549.70
Pool Factor	0.7687742	0.7403598

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$12,172,051.41
Yield Supplement Overcollateralization Amount	$33,954,544.27
Targeted Overcollateralization Amount	$40,646,354.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,997,932.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		110	$181,607.95
(Recoveries)		9	$11,351.38
Net Losses for Current Collection Period			$170,256.57
Cumulative Net Losses Last Collection Period			$438,523.95
Cumulative Net Losses for all Collection Periods			$608,780.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.91%	356	$7,412,456.36
61-90 Days Delinquent	0.10%	31	$833,613.82
91-120 Days Delinquent	0.01%	4	$82,866.46
Over 120 Days Delinquent	0.01%	4	$111,028.72
Total Delinquent Receivables	1.04%	395	$8,439,965.36

Repossession Inventory:
Repossessed in the Current Collection Period		31	$684,412.95
Total Repossessed Inventory		35	$878,010.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1675%
Preceding Collection Period			0.1260%
Current Collection Period			0.2470%
Three Month Average			0.1801%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0619%
Preceding Collection Period			0.0867%
Current Collection Period			0.0993%
Three Month Average			0.0826%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer